As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 86.8%
Airlines - 4.2%
31,370	United Continental Holdings, Inc. (a)	$1,004,154
65,941	U.S. Airways Group, Inc. (a)	1,119,018
		2,123,172

Auto Components - 6.7%
14,030	BorgWarner, Inc. (a)	1,085,080
30,130	Johnson Controls, Inc.	1,056,659
22,890	TRW Automotive Holdings Corp. (a)	1,258,950
		3,400,689
Automobiles - 6.6%
136,920	Ford Motor Co.	1,800,498
55,610	General Motors Co. (a)	1,547,070
		3,347,568

Commercial Banks - 4.2%
47,940	Citigroup, Inc.	2,120,866

Communications Equipment - 4.6%
34,552	QUALCOMM, Inc.	2,313,256

Computers & Peripherals - 6.5%
3,958	Apple, Inc.	1,751,930
9,392	Palo Alto Networks, Inc. (a)	531,587
1,485	priceline.com, Inc. (a)	1,021,576
		3,305,093
Consumer Finance - 3.5%
90,040	The Blackstone Group L.P.	1,780,991

Diversified Financial Services - 11.6%
14,680	Goldman Sachs Group, Inc.	2,160,163
42,970	JPMorgan Chase & Co.	2,039,356
74,930	Morgan Stanley	1,646,961
		5,846,480
Electrical Equipment - 2.3%
13,340	Rockwell Automation, Inc.	1,151,909

Energy Equipment & Services - 1.1%
8,859	ENSCO PLC	531,540

Health Care Equipment & Supplies- 2.6%
58,240	Hologic, Inc. (a)	1,316,224

Health Care Services - 2.2%
27,560	HCA Holdings, Inc.	1,119,763

Hotels, Restaurants & Leisure - 5.8%
25,326	Marriott International, Inc.	1,069,518
16,671	Starwood Hotels & Resorts Worldwide, Inc.	1,062,443
12,251	Wyndham Worldwide Corp.	789,944
		2,921,905
Insurance - 2.6%
14,725	ACE Ltd.	1,310,083

Internet Software & Services - 10.2%
15,562	eBay, Inc. (a)	843,772
73,140	Facebook, Inc. (a)	1,870,921
7,458	salesforce.com, Inc. (a)	1,333,714
21,480	TripAdvisor, Inc. (a)	1,128,130
		5,176,537

Media - 5.2%
22,704	Time Warner, Inc.	1,308,204
21,114	Viacom, Inc.	1,299,989
		2,608,193
Oil, Gas & Consumable Fuels - 2.9%
28,240	Transocean Ltd. (a)	1,467,350

Pharmaceuticals - 2.4%
30,171	Omnicare, Inc.	1,228,563

Semiconductors & Semiconductor Equipment - 1.6%
14,900	KLA-Tencor Corp.	785,826

TOTAL COMMON STOCKS
(Cost $35,891,803)		43,856,008

Contracts (100 shares per contract)
PUT OPTION PURCHASED - 0.1%
Index Option - 0.1%
567	S&P 500 Index,
Expiration: April 2013, Exercise Price: $155	60,953

TOTAL PUT OPTION PURCHASED
(Cost $140,543)	60,953

Shares
SHORT-TERM INVESTMENT - 13.5%
Money Market Fund - 13.5%
6,806,488	Invesco Short-Term Treasury Portfolio - Institutional Class, 0.02% (b)	6,806,488

TOTAL SHORT-TERM INVESTMENT
(Cost $6,806,488)	6,806,488

TOTAL INVESTMENTS IN SECURITIES - 100.4%
(Cost $42,838,834)	50,723,449
Liabilities in Excess of Other Assets - (0.4)%	(194,952)
TOTAL NET ASSETS - 100.0%	$50,528,497

	(a) Non-income producing security.
	(b) Seven-day yield as of March 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

SCHEDULE OF OPTIONS WRITTEN AT MARCH 31, 2013 (UNAUDITED)
Contracts (100 shares per contract)		Value
	Put Option Written
567	S&P 500 Index,
	Expiration: April 2013, Exercise Price: $150	$20,412

	Total Put Option Written
	(Premiums received $54,693)	$20,412

	The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

	Cost of investments	$43,047,522

	Gross unrealized appreciation on long positions	8,026,332
	Gross unrealized depreciation on long positions	(350,405)
	Net unrealized appreciation on long positions	7,675,927

	Gross unrealized appreciation on short positions	34,281

	Total net unrealized appreciation on investments	$7,710,208

	+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$43,856,008	$-	$-	$43,856,008
Put Option Purchased	-	60,953	-	60,953
Short-Term Investment	6,806,488	-	-	6,806,488
Total Investments in Securities	$50,662,496	$60,953	$-	$50,723,449

Put Option Written	$-	$20,412	$-	$20,412

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/ Elaine E. Richards
      Elaine E. Richards, President

Date            5/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Elaine E. Richards
 Elaine E. Richards, President

Date            5/29/13

By (Signature and Title)*   /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date            5/29/13

* Print the name and title of each signing officer under his or her signature.